7. INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 27,400,000
Change in the valuation allowance	$ 1,469,146	$ (2,109,440)